Income taxes - Reconciliation of tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Operating tax loss carry-forwards	$ 37,800,000
Operating tax loss carry-forwards that will expire between 2033 and 2040	6,030,000
Reconciliation of income taxes
Accounting Net Loss before income tax - Greenbrook TMS	(29,663,540)	$ (15,909,879)
Accounting Net Loss before income tax - non-controlling interest	(739,181)	57,590
Accounting net loss before income tax	(30,402,721)	(15,852,289)
Income tax provision at statutory rate - 25.75% (December 31, 2019 - 25.95%)	(7,828,701)	(4,113,669)
Non-controlling interest	190,339	(14,945)
Non-deductible expenses and other permanent differences	(4,202)	119,258
Future rate differential	(20,880)	(81,857)
Change in unrecognized deferred tax assets	$ 7,663,444	$ 4,091,213
Statutory rate	25.75%	25.95%